November 20, 1998



                          Supplement to Prospectus for

Fund                                                             Dated
Pioneer II (Class A, B and C Shares)                             January 28, 1998
Pioneer America  Income Trust (Class A, B and C Shares)          April 30, 1998
Pioneer Balanced Fund (Class A, B and C Shares)                  April 30, 1998
Pioneer Bond Fund (Class A, B and C Shares)                      October 28, 1998
Pioneer Capital  Growth  Fund (Class A, B and C Shares)          July 1, 1998
Pioneer Capital Growth Fund (Class Y Shares)                     July 2, 1998
Pioneer Cash Reserves Fund  (Class A, B and C Shares)            April 30, 1998
Pioneer Fund (Class A, B and C Shares)                           April 30, 1998
Pioneer Growth Shares (Class A, B and C Shares)                  April 30, 1998
                                                                 (revised  September 9, 1998)
Pioneer Growth Shares (Class Y Shares)                           April 30, 1998
Pioneer Emerging Markets Fund (Class A, B and C Shares)          March 30, 1998
Pioneer Emerging   Markets  Fund  (Class  Y  Shares)             April  9,  1998
Pioneer Equity-Income Fund (Class A, B and C Shares)             July 1, 1998
Pioneer Equity-Income Fund (Class Y Shares)                      July 2, 1998
Pioneer Europe Fund (Class A, B and C Shares)                    February 27, 1998
Pioneer Europe Fund (Class Y Shares)                             July 2, 1998
Pioneer Gold Shares (Class A, B and C Shares)                    July 1, 1998
Pioneer Indo-Asia Fund (Class A, B and C Shares)                 October 1, 1998
Pioneer Intermediate Tax-Free Fund (Class A, B and C Shares)     April 30, 1998
Pioneer International  Growth Fund (Class A, B and C Shares)     March 30, 1998
Pioneer Micro-Cap  Fund (Class A and B Shares)                   March 30, 1998
Pioneer Mid-Cap  Fund (Class A, B and C Shares)                  January 28, 1998
Pioneer Real Estate  Shares  (Class A, B and C Shares)           April 9, 1998
Pioneer Real Estate Shares (Class Y Shares)                      April 9, 1998
Pioneer Small Company Fund (Class A, B and C Shares)             February  27, 1998
Pioneer Short-Term  Income  Trust (Class A and B Shares)         March 30, 1998
Pioneer Short-Term Income Trust (Class Y Shares)                 April 9, 1998
Pioneer Tax-Free  Income  Fund  (Class A, B and C Shares)        April 30, 1998
Pioneer World Equity Fund (Class A, B and C Shares)              July 29, 1998

PIONEERING MANAGEMENT CORPORATION

Effective November 2, 1998, Pioneering Management Corporation ("PMC") changed its name to Pioneer Investment Management, Inc. Wherever "Pioneering Management Corporation" or "PMC" appears it is replaced by "Pioneer Investment Management, Inc." or "Pioneer Investments," respectively.

                              --------------------

The  following   information   supplements  the  corresponding  section  of  the
Prospectus. Please consult the Prospectus for the full text of the revised section.

MANAGEMENT OF THE FUND

Year 2000. Information technology experts are concerned about computer and other electronic systems' ability to process date-related information on and after January 1, 2000. This scenario, commonly referred to as the "Year 2000 problem," could have an adverse impact the on the Fund and the provision of services to its shareowners. Pioneer Investments is addressing the Year 2000 problem with respect to its systems and those used by the distributor and transfer agent. During 1999, Pioneer Investments expects to finish addressing all material Year 2000 issues and to participate in industry-wide testing. The fund has obtained assurances from its other service providers that they are taking appropriate Year 2000 measures and Pioneer Investments is monitoring their efforts. Although the fund does not expect the Year 2000 problem to adversely impact it, the fund cannot guarantee that its, or the fund's service providers', efforts will be successful.

OFFICERS

John A. Boynton, Treasurer

On November 3, 1998, the Trustees of the Funds approved Mr. Boynton as Treasurer for all the Pioneer mutual funds. Mr. Boynton is the chief financial officer and treasurer of The Pioneer Group, Inc., Pioneer Investments' parent company. Prior to joining The Pioneer Group in November 1998, Mr. Boynton was a senior vice president of The Quaker Oats Company, where he had been part of the senior management team since 1981. Mr. Boynton is 44.



                                                                       1098-5799
                                             (C) Pioneer Funds Distributor, Inc.